Share based compensation - Description (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,918,100	555,660
Stock Option Plan A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Stock Option Plan C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock Option Plan B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)			0
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,918,100	555,660
Period preceding the date of grant for the Board of Directors to define the exercise price	30 days
Options | Stock Option Plan A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Options | Stock Option Plan C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Restricted shares | Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)		0	25,813	0